Purchases and other expenses - Prepaid expenses - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases and other expenses [abstract]
Prepaid expenses in the opening balance	€ 730	€ 571	€ 455
Business related variations	171	127	93
Changes in the scope of consolidation	0	65	6
Translation adjustment	(12)	5	0
Reclassifications and other items	(40)	(38)	17
Prepaid expenses in the closing balance	€ 850	€ 730	€ 571